Equity Awards and Warrants - Stock options (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	May 31, 2023	May 31, 2022	May 31, 2021
Additional Information
Stock options grant date fair value	$ 0.23	$ 0.34
Stock Options
Number of shares
Outstanding, beginning of period	19,823	17,457	17,457	17,839
Granted	500		12,417	11,985
Exercised				(510)
Forfeited, expired, and cancelled	(692)		(10,051)	(11,857)
Outstanding, end of period	19,631		19,823	17,457	17,839
Options exercisable (in shares)	14,187		11,932
Weighted average exercise price
Outstanding at the beginning of the year (in dollars per share)	$ 0.99	$ 1.53	$ 1.53	$ 1.58
Granted	0.26		0.41	1.38
Exercised				0.79
Forfeited, expired, and cancelled	1.45		1.16	1.51
Outstanding at the end of the year (in dollars per share)	0.96		0.99	$ 1.53	$ 1.58
Options outstanding and exercisable	$ 1.12		$ 1.21
Additional Information
Weighted average remaining contractual life in years	7 years 5 months 15 days		7 years 10 months 13 days	7 years 9 months 14 days	7 years 11 months 4 days
Weighted average remaining contractual life in years exercisable	6 years 11 months 4 days		7 years 7 days
Aggregate intrinsic value				$ 301	$ 15,390
Stock option granted, Shares	500	12,400